Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Working capital	$ 783,444	$ 404,154
Comprehensive loss	(1,719,416)	(1,670,752)
Net cash provided (used) by operating activities	(465,076)	(871,233)
Allowances for doubtful accounts	$ 37,898	$ 175,744
Estimated residual value, percentage	5.00%
Average Translation Rate [Member]
Foreign Currency Exchange Rate, Translation	6.8985	6.6174
USD to RMB [Member]
Foreign Currency Exchange Rate, Translation	6.9762	6.8632
Deferred IPO Costs [Member]
Offering cost	$ 133,480